Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

27      Income tax

Income tax payables as of December 31, 2019 and December 31, 2020 comprise the following:

	As of December 31,
	2019	2020
Income Tax Payables	400	280
Provision for Income Tax	9,656	11,156
Total	10,056	11,436

The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Loss before income tax	(169,494)	(226,490)	(158,343)
Statutory tax rate	29.04%	27.39%	27.85%
Expected income tax benefit	49,226	62,036	44,106
Non deductible expenses	(18,826)	(26,063)	(38,359)
Non taxable income	890	3,874	2,185
Deferred tax asset not recognized	(32,170)	(40,271)	(10,506)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(7)	(151)	(41)
Income tax expense	(887)	(575)	(2,615)
Effective tax rate	0.52%	0.25%	1.65%

Income tax expense is comprised of the following:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Current tax	(880)	(424)	(2,574)
Deferred tax	(7)	(151)	(41)
Total Income tax (benefit) / expense	(887)	(575)	(2,615)

Tax losses available for offsetting against future taxable profits, and for which no deferred tax assets were recognized, were as follows:

				As of December 31,
				2018	2019	2020
In thousands of EUR				Accumulated tax	Accumulated tax	Accumulated tax
Country	Duration	Rate		loss [gross]	loss [gross]	loss [gross]
Germany **	Indefinite	30.2%	*	—	(8,961)	(26,235)
Morocco	4 years	31.0%		(25,848)	(25,342)	(28,141)
Egypt	5 years	22.5%		(61,942)	(90,148)	(107,831)
Nigeria	Indefinite	30.0%		(145,143)	(203,482)	(202,353)
South Africa	Indefinite	28.0%		(28,267)	(34,327)	(38,204)
Kenya	10 Years	30.0%		(39,135)	(64,812)	(64,236)
Ivory Coast	5 years	25.0%		(19,962)	(27,005)	(27,975)
Ghana	3 years	25.0%		(5,228)	(9,848)	(8,255)
Other	N/A	N/A		(32,974)	(63,829)	(46,633)
Total				(358,499)	(527,754)	(549,863)

* In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

** Accumulated tax losses related to Trade Tax amount to EUR 45,258 thousand as of December 31, 2020, not included in the table above.

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Group. They have arisen in subsidiaries that have been loss-making for some time, and there is no other tax planning opportunities or other evidence of recoverability in the near future.